INVENTORY	9 Months Ended
Sep. 30, 2021
Schedule Of Inventories
INVENTORY

7. INVENTORY

	September 30, 2021	December 31, 2020
Finished goods	$3,205,672	$1,155,871
Parts	48,278	77,748
	$3,253,950	$1,233,619

During the nine months ended September 30, 2021, $2,729,300 (2020: $861,807) of inventory was sold and recognized in cost of sales.